CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)		Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Common Stock Owed But Not Issued [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Sep. 30, 2021		$ 5,668	$ 0	[1]	$ 88,657,334	[1]		$ (150,374,649)		$ (61,711,647)
Beginning balance, shares at Sep. 30, 2021		5,667,682	313	[1]
Cashless Warrant exercise			$ 23	[1]	554,371,515	[1]				554,371,538
Cashless Warrant exercise, Shares	[1]		23,567
Share-based compensation			$ 1	[1]	43,739,691	[1]				43,739,692
Share-based compensation, shares	[1]		1,087
Net loss				[1]		[1]		(739,532,806)		(739,532,806)
Dividends deemed and accrued on preferred stock				[1]	(40,516,440)	[1]				(40,516,440)
Issuance of common stock to settle liability to issue				[1]	1,034,812	[1]				1,034,812
Issuance of common stock to settle liability to issue, shares	[1]		6
Issuance of common stock for conversion of debt			$ 1	[1]	18,138,099	[1]				18,138,100
Issuance of common stock for conversion of debt, shares	[1]		778
Issuance of common stock for conversion of preferred stock		$ (95,000)	$ 5	[1]	93,145	[1]
Issuance of common stock for conversion of preferred stoct, shares		(94,999,089)	4,655	[1]
Issuance of common stock for note receivable			$ 1	[1]	(1)	[1]
Issuance of common stock for note receivable, shares	[1]		637
Issuance of common stock as payment of penalty to shareholder				[1]	3,494,999	[1]				3,495,000
Issuance of common stock as payment of penalty to shareholder, shares	[1]		248
Issuance of common stock for asset				[1]	141,000	[1]				141,000
Issuance of common stock for asset, shares	[1]		5
Issuance of common stock issued for cash			$ 3	[1]	42,335,078	[1]				42,335,080
Issuance of common stock issued for cash, shares	[1]		2,920
Preferred shares issued for cash		$ 92,139		[1]	141,009,395	[1]				141,101,534
Preferred shares issued for cash, shares		92,139,375
Preferred shares issued in exchange for conversion of debt		$ 2,829		[1]	24,988,926	[1]				24,991,755
Preferred shares issued in exchange for conversion of debt, shares		2,829,029
Preferred shares issued to settle liability to issue		$ 85		[1]	704,915	[1]				705,000
Preferred shares issued to settle liability to issue, shares		84,900
Beneficial conversion feature of convertible debt				[1]	3,336,854	[1]				3,335,005
Prefunded warrant issuance				[1]	15,000,000	[1]				15,000,000
Shares issued for business acquisition			$ 3	[1]	41,577,644	[1]				41,577,647
Shares issued for business acquisition, shares	[1]		2,827
Warrant issuances				[1]	10,491,621	[1]				10,491,621
Noncontrolling interest from Bollinger Motors acquisition				[1]		[1]			99,051,765	99,051,765
Noncontrolling interest loss since Bollinger Motors acquisition				[1]		[1]			(791,946)	(791,946)
Ending balance, value at Sep. 30, 2022	[2]	$ 5,721	$ 37	[1]	948,598,587	[1]		(889,907,455)	98,259,819	156,956,709
Ending balance, shares at Sep. 30, 2022	[2]	5,721,897	37,043	[1]
Cashless Warrant exercise			$ 511		493,804,634		$ 172			493,805,317
Cashless Warrant exercise, Shares			512,147				171,256
Issuance of common stock for conversion of convertible notes and interest			$ 24		153,222,213					153,222,237
Issuance of common stock for conversion of convertible notes and interest, shares			23,576
Share-based compensation			$ 20		68,391,614					68,391,634
Share-based compensation, shares			19,730
Noncontrolling interest									(6,748,302)	(6,748,302)
Net loss								(800,047,339)		(800,047,339)
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock		$ 273,364	$ 254		196,550,236					196,823,854
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock, shares		273,363,635	253,735
Issuance of common stock for conversion of preferred stock and dividends		$ (277,510)	$ 12		277,499
Issuance of common stock for conversion of preferred stock and dividends, shares		(277,511,343)	12,338
Reclassification of derivatives to equity upon authorization of sufficient number of shares					47,818,882					47,818,882
Warrants exercised for receivable and financing loss			$ 5		14,974,802					14,974,807
Warrants exercised for receivable and financing loss, shares			5,279
Shares issued to settle note payable			$ 3		13,736,400					13,736,403
Shares issued to settle note payable, shares			2,758
Shares issued to extinguish penalty			$ 1		5,519,999					5,520,000
Shares issued to extinguish penalty, shares			1,022
Preferred shares series AA issued to officers					25,000					25,000
Preferred shares series AA issued to officers, shares		1
Preferred shares series AA refund					(25,000)					(25,000)
Preferred shares series AA refund, shares		(1)
Preferred stock dividends waiver					7,387,810					7,387,810
Ending balance, value at Jun. 30, 2023	[2]	$ 1,574	$ 867		1,950,282,678		$ 172	(1,689,954,794)	91,511,517	351,842,014
Ending balance, shares at Jun. 30, 2023	[2]	1,574,189	867,628				171,256
Beginning balance, value at Sep. 30, 2022	[2]	$ 5,721	$ 37	[1]	948,598,587	[1]		(889,907,455)	98,259,819	156,956,709
Beginning balance, shares at Sep. 30, 2022	[2]	5,721,897	37,043	[1]
Cashless Warrant exercise			$ 2,455	[1]	627,740,779	[1]				627,743,234
Cashless Warrant exercise, Shares	[1]		2,455,348
Issuance of common stock for conversion of convertible notes and interest			$ 24	[1]	153,222,213	[1]				153,222,237
Issuance of common stock for conversion of convertible notes and interest, shares	[1]		23,576
Share-based compensation			$ 127	[1]	75,894,355	[1]				75,894,482
Share-based compensation, shares	[1]		127,128
Noncontrolling interest				[1]		[1]			(34,404,246)	(34,404,246)
Net loss				[1]		[1]		(972,254,582)		(972,254,582)
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock		$ 273,364	$ 268	[1]	196,551,580	[1]				196,825,212
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock, shares		273,363,635	267,317	[1]
Issuance of common stock for conversion of preferred stock and dividends		$ (277,509)	$ 12	[1]	277,477	[1]				(20)
Issuance of common stock for conversion of preferred stock and dividends, shares		(277,510,030)	12,138	[1]
Reclassification of derivatives to equity upon authorization of sufficient number of shares				[1]	47,818,884	[1]				47,818,884
Shares issued to settle note payable			$ 3	[1]	13,736,400	[1]				13,736,403
Shares issued to settle note payable, shares	[1]		2,758
Shares issued to extinguish penalty			$ 1	[1]	5,519,999	[1]				5,520,000
Shares issued to extinguish penalty, shares	[1]		1,022
Preferred shares series AA issued to officers				[1]	25,000	[1]				25,000
Preferred shares series AA refund				[1]	(25,000)	[1]				(25,000)
Preferred stock dividends waiver				[1]	7,360,397	[1]				7,360,397
Common stock purchased and retired			$ (57)	[1]	(5,610,543)	[1]				(5,610,600)
Common stock purchased and retired, shares	[1]		(57,000)
Shares issued to avoid fractional shares on reverse stock split			$ 2	[1]	(2)	[1]				0
Shares issued to avoid fractional shares on reverse stock split, shares	[1]		2,377
Ending balance, value at Sep. 30, 2023	[3]	$ 1,576	$ 2,872	[1]	2,071,110,126	[1]		(1,862,162,037)	63,855,573	272,808,110
Ending balance, shares at Sep. 30, 2023	[3]	1,575,502	2,871,707	[1]
Beginning balance, value at Mar. 31, 2023	[2]	$ 1,575	$ 140		1,550,162,281		$ 7	(1,381,096,560)	94,079,643	263,147,085
Beginning balance, shares at Mar. 31, 2023	[2]	1,574,580	140,313				6,589
Cashless Warrant exercise			$ 450		190,182,692		$ 165			190,183,307
Cashless Warrant exercise, Shares			450,219				164,667
Share-based compensation			$ 11		13,127,242					13,127,253
Share-based compensation, shares			11,210
Noncontrolling interest									(2,568,126)	(2,568,126)
Net loss								(308,858,234)		(308,858,234)
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock		$ 273,364	$ 254		196,550,236					196,823,854
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock, shares		273,363,635	253,735
Issuance of common stock for conversion of preferred stock and dividends		$ (273,365)	$ 12		273,352
Issuance of common stock for conversion of preferred stock and dividends, shares		(273,364,026)	12,151
Preferred stock dividends waiver					(13,125)					(13,125)
Ending balance, value at Jun. 30, 2023	[2]	$ 1,574	$ 867		1,950,282,678		$ 172	(1,689,954,794)	91,511,517	351,842,014
Ending balance, shares at Jun. 30, 2023	[2]	1,574,189	867,628				171,256
Beginning balance, value at Sep. 30, 2023	[3]	$ 1,576	$ 2,872	[1]	2,071,110,126	[1]		(1,862,162,037)	63,855,573	272,808,110
Beginning balance, shares at Sep. 30, 2023	[3]	1,575,502	2,871,707	[1]
Cashless Warrant exercise			$ 5,552		67,826,882					67,832,434
Cashless Warrant exercise, Shares			5,552,919
Issuance of common stock for conversion of convertible notes and interest			$ 2,281		8,824,069					8,826,350
Issuance of common stock for conversion of convertible notes and interest, shares			2,281,377
Common stock issued to settle other derivative liability			$ 1,023		3,268,158					3,269,181
Common stock issued to settle other derivative liabilityt, shares			1,022,500
Common stock issued to settle legal commitment			$ 111		639,145					639,256
Common stock issued to settle legal commitmentt, shares			110,598
Share-based compensation			$ 3,899		35,271,813					35,275,712
Share-based compensation, shares			3,898,852
Preferred stock dividends					(66,412)					(66,412)
Extinguishment of Series C P/S by issuance of Series E P/S		$ (1,212)								(1,212)
Extinguishment of Series C P/S by issuance of Series E P/S, shares		(1,211,299)
Financial result from exchange of Series C P/S for Series E P/S					(8,604,029)					(8,604,029)
Common stock issued to avoid fractional shares on reverse stock split			$ 321		(321)
Common stock issued to avoid fractional shares on reverse stock split, shares			321,041
Noncontrolling interest									(45,796,565)	(45,796,565)
Net loss								(281,187,675)		(281,187,675)
Ending balance, value at Jun. 30, 2024		$ 364	$ 16,059		2,178,269,431			(2,143,349,712)	18,059,008	52,995,150
Ending balance, shares at Jun. 30, 2024		364,203	16,058,994
Beginning balance, value at Mar. 31, 2024		$ 1,576	$ 7,974		2,151,067,184			(2,055,988,895)	22,326,804	117,414,643
Beginning balance, shares at Mar. 31, 2024		1,575,502	7,974,442
Cashless Warrant exercise			$ 2,312		8,665,087					8,667,399
Cashless Warrant exercise, Shares			2,312,152
Issuance of common stock for conversion of convertible notes and interest			$ 2,281		8,824,069					8,826,350
Issuance of common stock for conversion of convertible notes and interest, shares			2,281,377
Common stock issued to settle other derivative liability			$ 1,023		3,268,158					3,269,181
Common stock issued to settle other derivative liabilityt, shares			1,022,500
Common stock issued to settle legal commitment			$ 111		639,145					639,256
Common stock issued to settle legal commitmentt, shares			110,598
Share-based compensation			$ 2,358		14,432,884					14,435,242
Share-based compensation, shares			2,357,925
Preferred stock dividends					(23,067)					(23,067)
Extinguishment of Series C P/S by issuance of Series E P/S		$ (1,212)								(1,212)
Extinguishment of Series C P/S by issuance of Series E P/S, shares		(1,211,299)
Financial result from exchange of Series C P/S for Series E P/S					(8,604,029)					(8,604,029)
Noncontrolling interest									(4,267,796)	(4,267,796)
Net loss								(87,360,817)		(87,360,817)
Ending balance, value at Jun. 30, 2024		$ 364	$ 16,059		$ 2,178,269,431			$ (2,143,349,712)	$ 18,059,008	$ 52,995,150
Ending balance, shares at Jun. 30, 2024		364,203	16,058,994

[1]	Adjusted retroactively for reverse stock splits, see Note 1
[2]	Adjusted retroactively for reverse stock splits, see Note 1 - Description of Business and Basis of Presentation
[3]	Adjusted retroactively for reverse stock splits, see Note 1 - Description of Business and Basis of Presentation